INTANGIBLE ASSETS (Details) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible assets
Intangible assets	$ 104,026	$ 112,388
Net carrying value before impairment
Intangible assets
Intangible assets	110,262	118,705
Allowance for obsolescence of inventories
Intangible assets
Intangible assets	$ (6,236)	$ (6,317)	$ (3,400)